Subsequent Events - Additional Information (Detail) $ in Millions		2 Months Ended
	Jul. 02, 2015 shares	Aug. 31, 2015 USD ($) shares	Aug. 31, 2015 CAD shares	Oct. 24, 2014 CAD shares
Maximum
Subsequent Event [Line Items]
Amount of shares authorized to be repurchased				4,158,553
Amount of shares authorized to be repurchased | CAD				CAD 5,000,000
Subsequent Event
Subsequent Event [Line Items]
Shares granted as EIP	173,705
Operating lease for replacement of school vehicle | $		$ 57.5
Operating lease term		6 years
Annual lease payments | $		$ 8.0
Subsequent Event | Minimum
Subsequent Event [Line Items]
Operating lease fixed interest rate		2.70%	2.70%
Subsequent Event | Maximum
Subsequent Event [Line Items]
Operating lease fixed interest rate		4.20%	4.20%
Amount of shares authorized to be repurchased		6,806,591	6,806,591
Amount of shares authorized to be repurchased | CAD			CAD 5,000,000